Unaudited Consolidated Statements of (Loss) Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Income Statement [Abstract]
REVENUES	$ 452,254	$ 430,707	$ 958,748	$ 881,744
OPERATING EXPENSES
Voyage expenses	33,439	26,154	68,451	52,469
Vessel operating expenses	201,714	195,978	402,900	383,442
Time-charter hire expense	9,714	26,544	26,006	53,996
Depreciation and amortization	103,373	109,769	206,831	212,263
General and administrative	36,945	35,395	74,823	74,666
Loan loss (recoveries) provisions (note 7b)	(2,521)	7,042	(2,521)	10,207
(Gain) loss on sale of vessels and equipment	(9,615)	(1,341)	(9,453)	(1,309)
Restructuring charges (note 12)	(244)	1,789	395	3,843
Total operating expenses	372,805	401,330	767,432	789,577
Income from vessel operations	79,449	29,377	191,316	92,167
OTHER ITEMS
Interest expense	(49,656)	(44,687)	(98,989)	(87,197)
Interest income	793	2,018	2,576	3,036
Realized and unrealized (loss) gain on non-designated derivative instruments (note 15)	(75,331)	56,035	(122,579)	42,246
Equity income	35,271	47,372	62,765	74,687
Foreign exchange (loss) gain (notes 8 and 15)	(2,046)	678	(2,940)	2,867
Other (loss) income (note 13)	(734)	(1,386)	7,517	3,856
Net (loss) income before income taxes	(12,254)	89,407	39,666	131,662
Income tax expense (note 16)	(3,193)	(1,873)	(5,991)	(4,373)
Net (loss) income	(15,447)	87,534	33,675	127,289
Less: Net income attributable to non-controlling interests	(27,540)	(76,167)	(77,150)	(122,058)
Net (loss) income attributable to stockholders of Teekay Corporation	$ (42,987)	$ 11,367	$ (43,475)	$ 5,231
Per common share of Teekay Corporation (note 17)
• Basic (loss) income attributable to stockholders of Teekay Corporation	$ (0.60)	$ 0.16	$ (0.61)	$ 0.07
• Diluted (loss) income attributable to stockholders of Teekay Corporation	$ (0.60)	$ 0.16	$ (0.61)	$ 0.07
• Cash dividends declared	$ 0.3163	$ 0.3163	$ 0.6325	$ 0.6325
Weighted average number of common shares outstanding(note 17)
• Basic	72,036,526	70,393,531	71,687,549	70,142,301
• Diluted	72,036,526	71,314,629	71,687,549	71,142,363